Share-based Payment Arrangements - Additional Information (Detail)								1 Months Ended		12 Months Ended
	Jan. 01, 2022 shares	Dec. 15, 2020 shares	Dec. 10, 2020 shares	Jul. 30, 2019 USD ($) shares	Jul. 30, 2018 USD ($) shares	Feb. 01, 2018 USD ($) shares	Aug. 23, 2017 USD ($) shares	Sep. 30, 2017 shares	Jul. 31, 2010 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation costs recognised | $										$ 2,428,128	$ 132,200	$ 42,511
Recognized compensation liabilities, Non-current | $										0	111,990
Other Payable
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Recognized compensation liabilities, Current | $										$ 701,582	$ 1,073,593
2014 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted									6,670,356
2014 Plan | Ordinary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted									13,340,712
2020 Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted		3,824,062								282,000	3,824,062
Share option granted expiration period										10 years
Maximum number of ordinary shares issued	8,875,745		20,676,974							62,030,922
Issuance of new share capital, shares										13,948,935
Percentage of increase in outstanding shares										4.00%
2020 Equity Incentive Plan | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of ordinary shares issued	1,775,149		4,135,395							12,406,184
Issuance of new share capital, shares										2,789,787
2017 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted								825,833
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted						104,000	1,462,000
Exchange ratio of Taiwan share price to ADS price					5:1
Vesting description										The 292,400 bonus entitlement units granted under the 2017 LTIP will be one-third vested each year after the first, second, and third anniversary of the award. The 20,800 bonus entitlement units granted under the 2017 LTIP will be one-half vested each year after the second and third anniversary of the award.
Number of units forfeited											16,867	63,867
Long Term Incentive Plan Granted in 2017 | American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted						20,800	292,400
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Long term incentive plan bonus entitlement units granted					241,142
Vesting description										The 241,142 bonus entitlement units granted under the 2018 LTIP will be one-third vested each year after the first, second, and third anniversary of the award. The 491,020 bonus entitlement units granted under the 2019 LTIP will be one-third vested each year after the first, second, and third anniversary of the award.
Number of units forfeited											25,644	73,053
Long Term Incentive Plan Granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of ordinary shares issued												491,020
Long term incentive plan bonus entitlement units granted				491,020
Vesting description							The 491,020 bonus entitlement units granted under the 2019 LTIP will be one-third vested each year after the first, second, and third anniversary of the award.
Number of units forfeited											104,070
Long Term Incentive Plans
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value of award | $				$ 2.92	$ 7.90	$ 8.04	$ 5.50
Number of units forfeited										283,501	283,501
Reporting date fair value of award | $										$ 1.12	$ 1.83
Recognised total expenses | $											$ 213,636	$ 1,272
Recognised total benefit | $										$ 234,761